Income Tax - Schedule of Deferred Tax Asset and Liability (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Net operating loss carryforwards - U.S.	$ 224,000	$ 68,000
Charitable contribution carryforward	3,000
Share-based compensation	153,000	123,000
Accrued liabilities	50,000	44,000
Gross deferred tax assets	430,000	235,000
Valuation allowance	(380,000)	(191,000)
Net deferred tax assets	$ 50,000	$ 44,000